Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail) - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 17,987,228
Financial assets ending balance	20,587,762	$ 17,987,228
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(174)	(229)	$ (120)
Provision for impairment loss			(109)
Reversal of impairment loss	55	55
Financial assets ending balance	(119)	(174)	(229)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(2,454)	(2,669)	(1,910)
Provision for impairment loss			(759)
Reversal of impairment loss	964	215
Financial assets ending balance	(1,490)	(2,454)	(2,669)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(13)	(45)	(16)
Provision for impairment loss			(29)
Reversal of impairment loss	1	32
Financial assets ending balance	$ (12)	$ (13)	$ (45)